CASH AND CASH EQUIVALENTS (Details) (RUB) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents
Total cash and cash equivalents	61,410	30,612	21,603
Russian Ruble
Cash and cash equivalents
Current accounts	9,767	5,900
Deposit accounts	19,272	14,215
U.S. Dollar
Cash and cash equivalents
Current accounts	11,412	1,336
Deposit accounts	7,404	7,503
Euro
Cash and cash equivalents
Current accounts	3,579	395
Deposit accounts	1,901	136
Hryvna
Cash and cash equivalents
Current accounts	1,471	87
Deposit accounts	4,973	276
Uzbek som
Cash and cash equivalents
Current accounts	341
Turkmenian manat
Cash and cash equivalents
Current accounts	1,162	697
Armenian dram
Cash and cash equivalents
Current accounts	72	67
Deposit accounts	56